UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsTax-Advantaged Global Shareholder Yield Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 97.5%		$99,448,753
(Cost $97,151,265)
Australia 3.6%		3,668,009
Commonwealth Bank of Australia	11,800	694,626
Sonic Healthcare, Ltd.	37,100	648,109
Telstra Corp., Ltd.	316,300	1,387,323
Westpac Banking Corp.	39,639	937,951
Canada 6.2%		6,365,126
Agrium, Inc.	9,145	830,000
BCE, Inc.	50,440	2,415,665
Rogers Communications, Inc., Class B	40,700	1,797,702
TELUS Corp.	39,500	1,321,759
France 4.4%		4,535,557
AXA SA	34,800	708,262
Sanofi	6,000	511,040
SCOR SE	19,900	581,352
TOTAL SA	30,000	1,442,815
Vinci SA	17,000	1,292,088
Germany 6.3%		6,391,480
Allianz SE	4,600	659,110
BASF SE	10,600	832,647
Daimler AG	14,100	958,575
Deutsche Post AG	33,100	987,838
Deutsche Telekom AG	41,700	709,424
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,300	1,384,198
Siemens AG	7,920	859,688
Italy 2.9%		2,963,407
Snam SpA	131,100	758,882
Terna Rete Elettrica Nazionale SpA	404,700	2,204,525
Netherlands 1.3%		1,362,077
Royal Dutch Shell PLC, ADR, Class A (C)	26,300	1,362,077
Norway 2.3%		2,354,839
Orkla ASA	100,700	936,786
Statoil ASA	89,200	1,418,053
Singapore 2.1%		2,111,996
Singapore Exchange, Ltd.	108,400	612,044
Singapore Telecommunications, Ltd.	225,300	700,928
Singapore Telecommunications, Ltd.	254,800	799,024
Spain 1.2%		1,207,987
Gas Natural SDG SA	58,400	1,207,987
Sweden 0.7%		669,683
Svenska Handelsbanken AB, A Shares	55,700	669,683
Switzerland 2.4%		2,455,819
Nestle SA	7,700	617,021
Roche Holding AG	2,000	510,536
Swisscom AG	2,700	1,328,262

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Global Shareholder Yield Fund

	Shares	Value
Taiwan 1.0%		$1,011,192
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	36,400	1,011,192
United Kingdom 14.9%		15,165,925
AstraZeneca PLC, ADR (C)	43,260	1,476,896
BAE Systems PLC	170,200	1,201,710
British American Tobacco PLC	23,900	1,525,413
Diageo PLC	27,100	776,596
GlaxoSmithKline PLC	69,400	1,549,911
Imperial Brands PLC	30,100	1,586,178
National Grid PLC	138,500	1,985,927
Sky PLC	4,494	54,730
SSE PLC	92,900	1,864,790
Unilever PLC	20,900	977,765
Vodafone Group PLC	713,000	2,166,009
United States 48.2%		49,185,656
AbbVie, Inc.	17,600	1,165,648
Altria Group, Inc. (C)	27,900	1,888,830
Ameren Corp. (C)	24,000	1,258,560
Arthur J. Gallagher & Company	11,500	565,685
AT&T, Inc. (C)	45,000	1,948,050
Automatic Data Processing, Inc. (C)	9,300	827,235
BlackRock, Inc.	1,755	642,769
CenturyLink, Inc. (C)	30,900	971,496
Cisco Systems, Inc.	35,000	1,068,550
CME Group, Inc. (C)	9,800	1,001,952
Duke Energy Corp. (C)	21,500	1,840,185
Eaton Corp. PLC	11,930	756,480
Emerson Electric Company (C)	13,620	761,358
Entergy Corp. (C)	18,600	1,513,854
Exxon Mobil Corp.	10,200	907,290
Johnson & Johnson	5,925	741,988
Kimberly-Clark Corp. (C)	10,400	1,347,320
Lockheed Martin Corp. (C)	3,600	909,828
McDonald's Corp. (C)	10,900	1,282,385
Merck & Company, Inc. (C)	13,700	803,642
Microchip Technology, Inc. (C)	15,600	867,984
Microsoft Corp. (C)	12,000	680,160
Occidental Petroleum Corp. (C)	22,500	1,681,425
People's United Financial, Inc. (C)	61,200	927,792
PepsiCo, Inc.	6,100	664,412
Pfizer, Inc.	18,400	678,776
Philip Morris International, Inc. (C)	24,000	2,406,240
PPL Corp. (C)	64,400	2,428,524
QUALCOMM, Inc.	13,760	861,101
R.R. Donnelley & Sons Company (C)	54,600	978,432
Regal Entertainment Group, Class A (C)	36,500	858,480
Reynolds American, Inc. (C)	37,300	1,867,238
Texas Instruments, Inc.	22,400	1,562,400
The Coca-Cola Company	13,600	593,368
The Dow Chemical Company (C)	32,800	1,760,376
The Procter & Gamble Company	12,100	1,035,639
The Southern Company	16,500	882,750

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Global Shareholder Yield Fund

Shares	Value
United States (continued)
United Parcel Service, Inc., Class B	7,300	789,130
Verizon Communications, Inc. (C)	32,694	1,811,575
Waste Management, Inc. (C)	12,400	819,888
WEC Energy Group, Inc. (C)	31,800	2,064,138
Wells Fargo & Company (C)	15,900	762,723
Yield (%)	Shares	Value
Short-term investments 2.3%	$2,337,200
(Cost $2,337,200)
Money market funds 1.3%	1,309,200
State Street Institutional Treasury Money Market Fund, Premier Class	0.1853(Y	)	1,309,200	1,309,200
Par value^	Value
Repurchase agreement 1.0%	$1,028,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,028,003 on 8-1-16, collateralized by $1,030,000 U.S. Treasury Notes, 1.375% due 1-31-21 (valued at $1,050,600, including interest)	1,028,000	1,028,000
Total investments (Cost $99,488,465)† 99.8%	$101,785,953
Other assets and liabilities, net 0.2%	$177,195
Total net assets 100.0%	$101,963,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 7-31-16 was $28,621,921.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $112,689,268. Net unrealized depreciation aggregated to $10,903,315, of which $4,260,393 related to appreciated investment securities and $15,163,708 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-16:

Utilities	17.6%
Telecommunication services	17.0%
Consumer staples	15.9%
Financials	10.0%
Industrials	9.2%
Health care	7.9%
Energy	6.7%
Information technology	6.7%
Materials	3.4%
Consumer discretionary	3.1%
Short-term investments and other	2.5%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,668,009	—	$3,668,009	—
Canada	6,365,126	$6,365,126	—	—
France	4,535,557	—	4,535,557	—
Germany	6,391,480	—	6,391,480	—
Italy	2,963,407	—	2,963,407	—
Netherlands	1,362,077	1,362,077	—	—
Norway	2,354,839	—	2,354,839	—
Singapore	2,111,996	—	2,111,996	—
Spain	1,207,987	—	1,207,987	—
Sweden	669,683	—	669,683	—
Switzerland	2,455,819	—	2,455,819	—
Taiwan	1,011,192	1,011,192	—	—
United Kingdom	15,165,925	1,476,896	13,689,029	—
United States	49,185,656	49,185,656	—	—
Short-term investments	2,337,200	1,309,200	1,028,000	—
Total investments in securities	$101,785,953	$60,710,147	$41,075,806	—
Other financial instruments:
Written options	($363,545)	($363,545)	—	—

       5

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2016, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended July 31, 2016 and the contracts held at July 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	225	$765,936
Options written	2,050	5,189,285
Option closed	(1,814)	(5,482,179)
Options exercised	—	—
Options expired	(148)	(101,858)
Outstanding, end of period	313	$371,184

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Philadelphia Utility Index	$660	Sep 2016	26	$27,350	($29,900)
S&P 100 Index	1,020	Sep 2016	150	11,131	(6,750)
S&P 500 Index	2,200	Aug 2016	13	8,700	(7,735)
S&P 500 Index	2,205	Aug 2016	13	7,270	(3,575)
S&P 500 Index	2,205	Aug 2016	13	9,090	(9,090)
S&P 500 Index	2,210	Aug 2016	13	7,660	(4,745)
S&P 500 Index	2,165	Sep 2016	85	299,983	(301,750)
Total			313	$371,184	($363,545)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q3	07/16
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 16, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 16, 2016